DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Total ordinary shares and share options issued and outstanding of the company held by Mr. Baoli Ma (as a percent)	30.20%	30.20%
Cash	¥ 349,785,624		¥ 439,492,788		$ 54,888,997
Accounts receivable, net (net of allowance of nil as of December 31, 2020 and 2021, respectively)	12,878,562		5,588,023		2,020,927
Prepayments and other current assets	99,777,088		58,629,416		15,657,202
Inventories	7,401,509		6,853,202		1,161,458
Total current assets	469,842,783		682,820,789		73,728,584
Property and equipment, net	11,186,159		11,445,548		1,755,352
Intangible assets, net	44,204,317		52,084,512		6,936,622
Investment securities			50,000
Goodwill	81,751,864		196,002,568		12,828,651
Other non-current assets	3,177,465		2,426,128		498,614
Total non-current assets	140,319,805		262,008,756		22,019,239
Total assets	610,162,588		944,829,545		95,747,823
Accounts payable	28,507,188		20,372,680		4,473,400
Deferred revenue	35,796,254		35,226,237		5,617,213	¥ 35,226,237	¥ 32,555,402
Income tax payable	5,047,173		2,122,765		792,012
Accrued expenses and other current liabilities	82,962,351		118,958,796		13,018,602
Total current liabilities	152,312,966		176,680,478		23,901,227
Deferred income tax liabilities	9,603,096		10,954,883		1,506,935
Other non-current liabilities	2,300,000				360,920
Total non-current liabilities	11,903,096		10,954,883		1,867,855
Total liabilities	164,216,062		187,635,361		$ 25,769,082
Accounts receivable, allowance	0		0					¥ 1,857,463
Revenues	1,076,591,430	$ 168,940,688	1,031,323,444	¥ 758,887,906
Net (loss) income	(309,623,944)	(48,586,753)	(221,852,864)	(52,929,508)
Net cash provided by operating activities	(210,901,538)	(33,095,053)	(40,301,906)	(31,641,810)
Net cash used in investing activities	130,352,405	20,455,136	(288,737,892)	285,594,134
Net cash provided by (used in) financing activities	64,034	10,048	503,479,539	(22,252,291)
Net increase (decrease) in cash	(89,707,164)	(14,077,012)	142,218,966	234,227,239
Cash and cash equivalents at the beginning of the year	439,492,788	68,966,009	297,273,822	63,046,583
Cash and cash equivalents at the end of the year	349,785,624	$ 54,888,997	439,492,788	297,273,822
VIE
Variable Interest Entity [Line Items]
Cash	26,835,970		42,017,215
Accounts receivable, net (net of allowance of nil as of December 31, 2020 and 2021, respectively)	10,368,064		5,588,023
Prepayments and other current assets	48,686,054		32,496,610
Inventories	7,401,509		6,853,202
Total current assets	93,291,597		86,955,050
Property and equipment, net	4,509,052		4,994,809
Intangible assets, net	44,204,317		52,084,512
Investment securities			50,000
Goodwill			3,054,923
Other non-current assets	2,389,069		1,749,304
Total non-current assets	51,102,438		61,933,548
Total assets	144,394,035		148,888,598
Accounts payable	11,444,579		6,817,776
Amounts due to inter-companies	98,986,401		129,873,104
Deferred revenue	35,217,012		34,541,710
Income tax payable	1,460,149		291,441
Accrued expenses and other current liabilities	27,246,274		49,315,134
Total current liabilities	174,354,415		220,839,165
Deferred income tax liabilities	9,603,096		10,954,883
Other non-current liabilities	2,300,000
Total non-current liabilities	11,903,096		10,954,883
Total liabilities	186,257,511		231,794,048
Accounts receivable, allowance	0		0
Revenues	974,103,315		651,069,900	42,007,427
Net (loss) income	31,859,163		(79,742,764)	(8,856,826)
Net cash provided by operating activities	(34,200,424)		20,705,405	11,267,766
Net cash used in investing activities	(11,745,086)		(12,532,972)	(2,901,588)
Net cash provided by (used in) financing activities	30,764,265		17,510,000	2,007,447
Net increase (decrease) in cash	(15,181,245)		25,682,433	10,373,625
Cash and cash equivalents at the beginning of the year	42,017,215		16,334,782	5,961,157
Cash and cash equivalents at the end of the year	26,835,970		42,017,215	¥ 16,334,782
Paid in capital amount for which the assets of VIE can be used	1,000,000		1,000,000
VIE | Asset Pledged as Collateral [Member]
Variable Interest Entity [Line Items]
Total assets	¥ 0		¥ 0